Finance Leases	12 Months Ended
Dec. 31, 2025
Finance Leases [Abstract]
FINANCE LEASES
13.	FINANCE LEASES

The Group entered into finance leases with two banks for use of motor vehicles.

The Group’s finance lease right-of-use assets and lease liabilities recognized in the consolidated balances sheets consisted of the following:

	As of December 31,
	2024	2025
Finance lease right-of-use assets	$269,998	$297,524
Amortization of finance lease right-of-use assets	(84,280)	(122,625)
Finance lease right-of-use assets, net	$185,718	$174,899

Finance lease liabilities, current	$35,265	40,094
Finance lease liabilities, non-current	92,197	61,502
Total finance lease liabilities	$127,462	$101,596

Weighted average remaining lease term (in years)	3.42	2.42
Weighted average discount rate	3.13%	3.13%
Cash paid for finance leases	37,760	40,351

For the years ended December 31, 2023, 2024 and 2025, the Group incurred finance lease expenses of US$24,312, US$26,379 and US$28,189, respectively.

The following is a schedule of future minimum payments under the current existing finance leases as of December 31, 2025:

For the years ending December 31,	Amount
2026	42,589
2027	42,589
2028	20,271
Total lease payments	105,449
Imputed interest	(3,853)
Total	$101,596